Merger with Tellurian (Detail)	12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares	Sep. 30, 2016 $ / shares	Aug. 02, 2016 USD ($) $ / shares	Jun. 30, 2015 $ / shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01
Foreign tax credit carry forward	$ 9,100,000
Potential offset to taxable income	$ 26,800,000
Merger Agreement
Business Acquisition [Line Items]
Exchange of shares, conversion ratio			1.300
Tellurian | Merger Agreement
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Termination fee, maximum			$ 1,000,000
Reverse termination fee			$ 1,000,000
Magellan Petroleum UK (MPUK) | Merger Agreement
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01